Key Management Personnel Disclosures (Tables)	12 Months Ended
Jun. 30, 2023
Key Management Personnel Disclosures
Schedule of Aggregate Compensation made to Directors and Other Members of Key Management Personnel

The aggregate compensation made to directors and other members of key management personnel of the consolidated entity is set out below:

	Consolidated
	30 June 2023	30 June 2022
	A$	A$

Short-term employee benefits	924,437	597,673
Share-based payments	321,109	229,277

	1,245,546	826,950